CONVERTIBLE REDEEMABLE PREFERRED SHARES - Redemption Rights (Details)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Interest rate	12.00%
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A1 Preferred Shares | Scenario one
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A1 Preferred Shares | Scenario two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	200.00%
Series A2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A2 Preferred Shares | Scenario one
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A2 Preferred Shares | Scenario two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	200.00%
Series A3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A3 Preferred Shares | Scenario one
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series A3 Preferred Shares | Scenario two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	200.00%
Series A 4 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Compound interest rate	8.00%
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series B convertible redeemable preferred shares | Scenario one
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	150.00%
Series B convertible redeemable preferred shares | Scenario two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage	200.00%
Series C1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	8.00%
Series C2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	8.00%
Series D1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	12.00%
Series D2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	12.00%
Series D3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	12.00%
Series E1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	12.00%
Series E2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Compound interest rate	12.00%